Business Segments (Narrative) (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of reportable segments (in segments)		3
Subsequent Event
Segment Reporting Information [Line Items]
Number of reportable segments (in segments)	3